Financial Instruments (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	$ 516,001	$ 550,937
Ending balance	488,013	516,001
Level 3 [member]
Beginning balance	3,122	12,242
Disposal-capital reduction of investment	(29)	(9,120)
Reclassified from equity method investments	6,136
Recognized in other comprehensive income	(702)
Recognized in profit or loss	2,032
Ending balance	10,559	3,122
Financial assets at fair value through profit or loss [member] | Level 3 [member]
Beginning balance	1,600	10,562
Disposal-capital reduction of investment	0	(8,962)
Reclassified from equity method investments	6,136
Recognized in other comprehensive income	0
Recognized in profit or loss	2,032
Ending balance	9,768	1,600
Financial assets at fair value through other comprehensive income [member] | Level 3 [member]
Beginning balance	1,522	1,680
Disposal-capital reduction of investment	(29)	(158)
Reclassified from equity method investments	0
Recognized in other comprehensive income	(702)
Recognized in profit or loss	0
Ending balance	$ 791	$ 1,522